Discontinued operations Narrative (Details) - GBP (£) £ in Millions		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Disclosure of subsidiaries [line items]
Liabilities in subsidiary or businesses acquired or disposed			£ 1,775
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed			429
Gain on disposal of UK Gas Distribution after tax			5,321		£ 0
Loss after tax from discontinued operations		£ 41	(5,984)	[1]	(692)	[2]
Loss relating to completion accounts		33
Post year end movements in provisions and accruals		8
Net cash (used in)/inflows from operating activities – discontinued operations		207	(909)		(1,076)
Cash flows from (used in) financing activities, discontinued operations		231	(1,611)		123
Proceeds received from loans		1,941	2,463		2,726
Repayment of loans		£ (2,156)	(1,616)		£ (896)
Sales price consideration, discontinued operations			7,494
Transaction costs, discontinued operations			1,837
Tax credit, discontinued operations			312
Net assets on disposal, discontinued operations	£ 648		£ 648
UK Gas Distribution (Cadent)
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed			61.00%
Proportion of ownership interest in associate		39.00%	39.00%
Xoserve Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed			45.00%
Quadgas HoldCo Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	39.00%	39.00%
Proportion of ownership interest in associate, excluding put/call option equity interest		25.00%
UK Gas Distribution
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed			100.00%
Cash consideration			£ 3,679
Depreciation and amortisation expense, per month			25
Discontinued operations
Disclosure of subsidiaries [line items]
Proceeds received from loans			4,800
Repayment of loans			£ 3,200

[1]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).